Rule 497(e)


                        FIRST TRUST EXCHANGE-TRADED FUND

               First Trust Dow Jones Select MicroCap Index(SM) Fund,
            First Trust Morningstar(R) Dividend Leaders(SM) Index Fund,
                        First Trust IPOX-100 Index Fund,
                  First Trust Amex(R) Biotechnology Index Fund,
                  First Trust Dow Jones Internet Index(SM) Fund,
                   First Trust DB Strategic Value Index Fund,
             First Trust Value Line(R) Equity Allocation Index Fund,
                 First Trust Value Line(R) Dividend Index Fund,
                       First Trust S&P REIT Index Fund and
               First Trust Value Line(R) 100 Exchange-Traded Fund
                 (each, a "Fund" and collectively, the "Funds")

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2008,

                             DATED NOVEMBER 6, 2008


         The acquisition of the American Stock Exchange LLC ("Amex") by NYSE Euronext was completed on October 1, 2008 (the "Acquisition"). Prior to the Acquisition, the securities of the Funds were listed and traded on Amex. The Funds have completed the requirements to transfer the listing of each Fund's securities from Amex to NYSE Arca, Inc. ("NYSE Arca"), an affiliate of NYSE Euronext, and each Fund's securities are listed and have begun trading on NYSE Arca effective November 6, 2008.

         Prior to the Acquisition, Amex served as the Index Calculation Agent for the First Trust Amex(R) Biotechnology Index Fund, First Trust DB Strategic Value Index Fund, First Trust Value Line(R) Equity Allocation Index Fund, First Trust Value Line(R) Dividend Index Fund and First Trust Value Line(R) 100 Exchange-Traded Fund. NYSE Arca has assumed the role of Index Calculation Agent for these Funds.

         No assurance can be given as to the continued listing for the life of the securities of each Fund or the liquidity of the trading market for such securities.

         This supplement supercedes the supplement dated October 6, 2008.

              PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS
                              FOR FUTURE REFERENCE